Income Taxes - Current and Deferred Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal			$ (961,588)
State			1,222,292	$ 778,190
Current income tax (benefit) expense			260,704	778,190
Deferred:
Federal			673,664	(1,549,549)
State			221,634	(1,326,346)
Deferred income tax (benefit) expense			895,298	(2,875,895)
Total income tax (benefit) expense	$ 1,106,722	$ 2,418,441	$ 1,156,002	$ (2,097,705)